Finance income and expense	12 Months Ended
Jun. 30, 2025
Finance Income And Expense
Finance income and expense

10. Finance income and expense

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Finance income
Foreign exchange gain	3,560	1,380	1,150
Interest income	8	16	6
Total finance income	3,568	1,396	1,156

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Finance expense
Related party loan interest payable	4,532	4,637	3,801
Preference shares interest payable	298	267	204
Convertible Warrants	413
Lease liability interest payable	4	13	15
Bank interest payable	56	49	41)
Foreign exchange losses	1,533	452	2,540
Other finance costs	197	597	238
Total finance expense	7,033	6,015	6,839